Taxes - Schedule of Provision for Income Tax (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current
Income tax provision	$ 234,610	$ 40,030
Cayman Islands [Member]
Current
Current income tax provision
Deferred income tax provision
Hong Kong [Member]
Current
Current income tax provision
Deferred income tax provision
China [Member]
Current
Current income tax provision	234,610	40,030
Deferred income tax provision